Shareholder Report, Line Graph (Details) - USD ($)				7 Months Ended		12 Months Ended	19 Months Ended		31 Months Ended		43 Months Ended		55 Months Ended		67 Months Ended
		May 10, 2021	May 08, 2020	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2025	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2024	Nov. 30, 2023	Nov. 30, 2025	Nov. 30, 2024	Nov. 30, 2025
C000219256
Account Value [Line Items]
Line Graph and Table Measure Name						ETC 6 Meridian Hedged Equity-Index Option Strategy ETF
Accumulated Value			$ 10,000		$ 10,614			$ 11,969		$ 13,338		$ 13,986		$ 16,338	$ 17,133
C000219253
Account Value [Line Items]
Line Graph and Table Measure Name						ETC 6 Meridian Low Beta Equity Strategy ETF
Accumulated Value			10,000		11,272			13,297		13,670		12,938		16,228	15,742
C000219254
Account Value [Line Items]
Line Graph and Table Measure Name						ETC 6 Meridian Mega Cap Equity ETF
Accumulated Value			10,000		11,588			13,974		14,355		14,892		20,057	22,072
C000219255
Account Value [Line Items]
Line Graph and Table Measure Name						ETC 6 Meridian Small Cap Equity ETF
Accumulated Value			10,000		13,311			18,794		17,181		17,117		20,943	20,393
C000226842
Account Value [Line Items]
Line Graph and Table Measure Name						ETC 6 Meridian Quality Growth ETF
Accumulated Value		$ 10,000		$ 11,030			$ 9,019		$ 10,419		$ 13,511		$ 13,681
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[1]					S&P 500 Index (USD) (TR)
Accumulated Value			10,000		12,486			15,972		14,501		16,508		22,102	25,417
S&P Total Market Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[2]					S&P Total Market Index (USD) (TR)
Accumulated Value			10,000		12,786			16,173		14,353		16,165		21,751	24,694
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[3]					S&P 500 Index (USD) (TR)
Accumulated Value			10,000		12,486			15,972		14,501		16,508		22,102	25,417
S&P Total Market Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[4]					S&P Total Market Index (USD) (TR)
Accumulated Value			10,000		12,786			16,173		14,353		16,165		21,751	24,694
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[5]					S&P 500 Index (USD) (TR)
Accumulated Value		10,000		10,991			9,979		11,360		15,210		17,492
Cboe S&P 500 BuyWrite Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[1],[6]					Cboe S&P 500 BuyWrite Index (USD) (TR)
Accumulated Value			10,000		11,600			13,706		12,771		13,827		16,564	18,142
34/33/33 S&P 500/SmallCap 600/MidCap 400
Account Value [Line Items]
Line Graph and Table Measure Name						34/33/33 S&P 500/SmallCap 600/MidCap 400
Accumulated Value			10,000		13,027			16,775		15,746		16,304		21,814	22,681
S&P SmallCap 600 Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name						S&P SmallCap 600 Index (USD)
Accumulated Value			$ 10,000		$ 13,532			$ 17,784		$ 16,718		$ 16,047		$ 21,374	$ 20,868
Russell 1000 Growth Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[5]					Russell 1000 Growth Index (USD) (TR)
Accumulated Value		$ 10,000		$ 11,954			$ 9,367		$ 11,819		$ 16,315		$ 19,635

[1]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[2]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[3]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[4]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[5]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[6]	CBOE – Chicago Board Options Exchange